CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS:
Loans receivable, allowance for loan losses	$ 12,334	$ 11,820
LIABILITIES AND SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	35,000,000	35,000,000
Common stock, shares issued	12,242,434	12,212,904
Common stock, outstanding (in shares)	12,242,434	12,212,904